Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Insurance Company
for the years ended December 31, 2012, 2011 & 2010
Schedule III — Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues and other considerations	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2012	$20,600	$2,804,648	$29,545	$1,694,327	$988,208	$198,660	$720,636	$27,030	$342,322
2011	$18,637	$2,897,210	$32,291	$1,760,577	$1,053,182	$203,535	$805,582	$26,921	$345,513
2010	$19,666	$2,935,819	$33,871	$1,741,250	$1,116,247	$212,475	$834,149	$26,359	$427,130

*  Includes amortization of value of business acquired, underwriting, general and administration expenses and goodwill impairment.